Pension and Other Postretirement Benefits - Schedule of Other Changes Recognized in Other Comprehensive Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ (11)	$ (21)	$ 19
Prior service cost	0	0	0
Amortization of net actuarial (loss) gain from prior years	(2)	(6)	(2)
Amortization of prior service cost	0	0	0
Other	0	0	0
Total recognized in other comprehensive income	(13)	(27)	17
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	0	(1)	(1)
Prior service cost	0	0	0
Amortization of net actuarial (loss) gain from prior years	1	1	0
Amortization of prior service cost	0	0	0
Other	0	0	0
Total recognized in other comprehensive income	1	0	(1)
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(1)	(1)	4
Prior service cost	0	0	0
Amortization of net actuarial (loss) gain from prior years	0	0	0
Amortization of prior service cost	0	0	0
Other	0	0	0
Total recognized in other comprehensive income	$ (1)	$ (1)	$ 4